Quarterly Holdings Report
for
Fidelity® SAI International SMA Completion Fund
July 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
ISM-NPRT3-0922
1.9893101.103
Common Stocks - 89.0%
	Shares	Value ($)
Australia - 2.2%
Aristocrat Leisure Ltd.	405,784	10,123,524
Canada - 7.7%
Constellation Software, Inc.	9,915	16,866,533
First Quantum Minerals Ltd.	270,293	4,939,172
Tourmaline Oil Corp.	218,832	13,710,430
TOTAL CANADA		35,516,135
Cayman Islands - 3.2%
Anta Sports Products Ltd.	523,417	5,757,660
Li Ning Co. Ltd.	1,117,019	9,050,104
TOTAL CAYMAN ISLANDS		14,807,764
France - 8.9%
Capgemini SA	47,749	9,045,426
Sartorius Stedim Biotech	26,034	10,366,496
Teleperformance	66,311	22,114,381
TOTAL FRANCE		41,526,303
Germany - 4.0%
Hannover Reuck SE	132,561	18,737,433
India - 5.3%
Housing Development Finance Corp. Ltd.	239,487	7,219,021
Reliance Industries Ltd.	539,445	17,137,285
TOTAL INDIA		24,356,306
Indonesia - 4.0%
PT Bank Central Asia Tbk	19,960,638	9,925,631
PT Bank Rakyat Indonesia (Persero) Tbk	28,797,884	8,500,929
TOTAL INDONESIA		18,426,560
Ireland - 2.1%
Kingspan Group PLC (Ireland)	153,370	9,878,499
Italy - 1.4%
FinecoBank SpA	532,088	6,574,790
Japan - 23.5%
Itochu Corp.	705,536	20,537,918
Keyence Corp.	70,767	28,047,948
Minebea Mitsumi, Inc.	1,304,050	23,457,415
Misumi Group, Inc.	199,574	4,965,064
Nomura Research Institute Ltd.	95,888	2,880,889
Recruit Holdings Co. Ltd.	423,919	15,843,149
TIS, Inc.	474,781	13,461,998
TOTAL JAPAN		109,194,381
Korea (South) - 3.6%
Samsung Electronics Co. Ltd.	351,369	16,569,864
Luxembourg - 4.2%
B&M European Value Retail SA	2,584,445	13,354,151
Eurofins Scientific SA	77,322	6,007,629
TOTAL LUXEMBOURG		19,361,780
Netherlands - 3.4%
IMCD NV	98,810	15,734,049
Spain - 3.0%
Cellnex Telecom SA (a)	313,132	14,006,124
Sweden - 6.6%
Indutrade AB	752,221	17,580,100
Investor AB (B Shares)	589,163	10,945,856
Nordnet AB	155,102	2,074,956
TOTAL SWEDEN		30,600,912
Switzerland - 2.1%
Sika AG	40,285	9,953,918
United Kingdom - 3.8%
Bridgepoint Group Holdings Ltd. (a)	1,013,280	3,146,630
Harbour Energy PLC	1,407,214	6,275,588
JD Sports Fashion PLC	3,701,183	5,839,208
S4 Capital PLC (b)	1,659,856	2,557,036
TOTAL UNITED KINGDOM		17,818,462
TOTAL COMMON STOCKS (Cost $431,364,814)		413,186,804

Money Market Funds - 8.9%
	Shares	Value ($)
Fidelity Cash Central Fund 2.01% (c) (Cost $41,216,382)	41,208,140	41,216,382

TOTAL INVESTMENT IN SECURITIES - 97.9% (Cost $472,581,196)	454,403,186
NET OTHER ASSETS (LIABILITIES) - 2.1%	9,846,791
NET ASSETS - 100.0%	464,249,977

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,152,754 or 3.7% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	27,138,764	161,053,647	146,976,029	47,405	-	-	41,216,382	0.1%
Total	27,138,764	161,053,647	146,976,029	47,405	-	-	41,216,382

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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